Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash
3. CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31
	2019	2020
	US$	US$
Cash	61,184	54,947
Time deposits	229,419	265,936
Repurchase agreements	32,563	22,078

Total cash and cash equivalents	323,166	342,961
Restricted cash	25,087	26,250

	348,253	369,211